General Information and Basis of Presentation	6 Months Ended
Jun. 30, 2026
Organization, Consolidation and Presentation of Financial Statements [Abstract]
General Information and Basis of Presentation
1.	General Information and Basis of Presentation
Imperial Petroleum Inc. (“Imperial” or “Company”) was formed by StealthGas Inc (the “former Parent Company”) on May 14, 2021 under the laws of the Republic of the Marshall Islands. Initial share capital of Imperial consisted of 33 common shares. StealthGas Inc. separated its crude and product tankers by transferring to Imperial its interest in 4 subsidiaries, Clean Power Inc., MR Roi Inc., King of Hearts Inc. and Tankpunk Inc. (the “Subsidiaries”), each owning one tanker. The transfer was completed on November 10, 2021 in exchange for 318,318 newly issued common shares and 795,878 Series A 8.75% Preferred Shares (the “Series A Preferred Shares”) in Imperial. On December 3, 2021, StealthGas Inc. distributed the 318,351 common shares and 795,878 8.75% Series A Preferred Shares (with a liquidation preference of $25.00 per share) in Imperial to holders of StealthGas Inc.’s common stock on a pro rata basis (the “Spin-Off”).
The accompanying unaudited interim consolidated financial statements include the accounts of Imperial and its wholly owned subsidiaries (collectively, the “Company”) using the historical carrying costs of the assets and the liabilities of the Subsidiaries from their dates of incorporation until their dates of disposal, if any.
On June 21, 2023, the Company completed the spin-off transaction (the “Spin-off”) of its wholly owned subsidiary C3is Inc. (“C3is”), which was formed by the Company in July 2022. Prior to the Spin-off, Imperial received all issued and outstanding common shares and all 600,000 5.00% Series A Perpetual Convertible Preferred shares of C3is (Note 3) in exchange for the contribution to C3is of the entities owning Imperial’s two Handysize drybulk carriers, “Eco Bushfire” and “Eco Angelbay” together with $5,000,000 in cash as working capital. Imperial, as the sole shareholder of C3is, distributed the C3is’s common shares to the Company’s stockholders and warrant holders in accordance with the terms of the Company’s outstanding warrants on a pro rata basis on June 21, 2023. Common shares of C3is commenced trading on June 21, 2023 on the Nasdaq Capital Market under the ticker symbol “CISS”. Imperial continues to operate in the tanker and dry bulk shipping market and remains a publicly traded company.
The accompanying unaudited interim condensed consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles, or U.S. GAAP, for interim financial information. Accordingly, they do not include all the information and notes required by U.S. GAAP for complete financial statements. These unaudited interim condensed consolidated financial statements have been prepared on the same basis and should be read in conjunction with the consolidated financial statements for the year ended December 31, 2025 included in the Company’s Annual Report on Form 20-F filed with the Securities and Exchange Commission on April 29, 2026 (the “2025 Consolidated Financial Statements”) and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments considered necessary for a fair presentation of the Company’s financial position, results of operations and cash flows for the periods presented. The reporting and functional currency of the Company is the United States Dollar. Operating results for the six months ended June 30, 2026 are not necessarily indicative of the results that might be expected for the fiscal year ending December 31, 2026.
The consolidated balance sheet as of December 31, 2025 has been derived from the audited consolidated financial statements at that date but does not include all of the information and footnotes required by U.S. GAAP for complete financial statements.
On June 30, 2026, the Company’s fleet was comprised of 21 vessels consisting of 7 medium range (M.R.) type product tankers, 2 Suezmax crude oil tankers, 4 Handysize drybulk carriers, 5 Supramax drybulk carriers, 2 Kamsarmax drybulk and 1 Postmax carrier providing worldwide marine transportation services under long, medium or short-term charters.
The Company’s vessels are managed by Stealth Maritime Corporation S.A. (the “Manager”), a company controlled by members of the family of the Company’s Chief Executive Officer. The Manager, a related party, was incorporated in Liberia and registered in Greece on May 17, 1999 under the provisions of law 89/1967, 378/1968 and article 25 of law 27/75 as amended by article 4 of law 2234/94. (See Note 3).
As of June 30, 2026, the Company’s subsidiaries included in the Company’s unaudited interim condensed consolidated financial statements were:

Company	Date of Incorporation	Name of Vessel Owned by Subsidiary	Dead Weight Tonnage (“dwt”)	Acquisition Date	Disposal Date
Clean Power Inc.	05/02/2007	Magic Wand	47,000	09/01/2008	—
MR Roi Inc.	05/02/2007	Clean Thrasher	47,000	27/02/2008	—
King of Hearts Inc.	17/03/2008	Clean Sanctuary	46,000	14/07/2009	—
Nirvana Product Trading Inc	25/02/2022	Clean Nirvana	50,000	28/03/2022	—
Volume Jet Trading Inc.	25/02/2022	Clean Justice	46,000	31/05/2022	—
Intercontinental Crude and Product Enterprises Inc.	18/05/2022	Suez Enchanted	160,000	03/06/2022	—
Petroleum Trading and Shipping Inc.	21/04/2022	Suez Protopia	160,000	03/06/2022	—

Haven Exotic Trading Inc.	31/01/2023	Eco Wildfire	33,000	28/03/2023	—
Blue Oddysey International Inc.	31/01/2023	Glorieuse	38,000	27/03/2023	—
Aquatic Success International Inc.	06/09/2023	Aquadisiac	51,000	18/02/2024	—
Alpine Hydrocarbons Inc.	06/09/2023	Gstaad Grace II *	113,000	28/02/2024	26/04/2024
Poseidonas Corporation Inc.	20/05/2024	Neptulus	33,000	24/08/2024	—
Imperial Petroleum Product Solutions Inc.	20/05/2024	Clean Imperial	40,000	10/01/2025	—
Sapphira Wheat Inc.	13/09/2024	Supra Pasha	56,000	26/04/2025	—
Laurentia Bulk Inc.	13/09/2024	Supra Monarch	56,000	23/05/2025	—
Edrys Shipments Inc.	13/09/2024	Supra Baron	56,000	22/06/2025	—
Ophellia Grain Inc.	13/09/2024	Supra Sovereign	56,000	19/06/2025	—
Guinevere Dry Cargoes Inc.	13/09/2024	Supra Duke	56,000	13/06/2025	—
Artemisia Commodities Inc.	13/09/2024	Eco Sikousis	82,000	31/05/2025	—
Aurellia World Transports Inc.	13/09/2024	Eco Czar	82,000	14/06/2025	—
Marvellous Iron Transport Inc.	30/12/2025	Post Marvel	96,000	12/01/2026	—
Blackhawk Fire Industries Inc.	30/12/2025	Eco Crossfire	33,000	03/04/2026	—
Ancient Mythology Trading Inc.**	22/12/2025	—	—	—	—
Catharge Transports Inc. **	30/12/2025	—	—	—	—
Out and About Grain and Wheat Inc. ***	22/12/2025	—	—	—	—
Panacea Potions Inc. **	22/12/2025	—	—	—	—
Rider Petroleum Products Inc. **	22/12/2025	—	—	—	—

*	This vessel was sold on April 26, 2024, and the vessel owning company became dormant.
**	Companies are associated with the acquisition of three dry bulk carriers and one product tanker (Note 3).
***	The dry bulk carrier vessel “Outrider” owned by Out and About Grain and Wheat Inc. was delivered to the Company on August 21, 2026